COMMITMENTS AND CONTINGENCIES - Sellers Note (Details) - USD ($)			6 Months Ended	12 Months Ended
	Feb. 09, 2024	Feb. 07, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Oct. 23, 2024
COMMITMENTS AND CONTINGENCIES
Interest rate (in percent)					12.00%
Non-Redemption Agreement Liability
COMMITMENTS AND CONTINGENCIES
Derivative liability				$ 1,881,440
Conversion derivative
COMMITMENTS AND CONTINGENCIES
Derivative liability			$ 1,668,731
Earnout Liability
COMMITMENTS AND CONTINGENCIES
Derivative liability			10,963,000
Short Term Notes
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount		$ 5,000,000
Maturity (in days)		90 days
Interest rate (in percent)		9.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Conversion rate, as a percentage of trailing seven-trading day VWAP, if an event of default occurs and is continuing (in percent)		90.00%
Accrued interest expense			610,440
Short Term Notes | Conversion derivative
COMMITMENTS AND CONTINGENCIES
Derivative liability		$ 487,329
Long-Term Notes
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount		$ 7,971,000
Maturity (in days)		24 months
Interest rate (in percent)		13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Conversion rate, as a percentage of trailing seven-trading day VWAP, if an event of default occurs and is continuing (in percent)		85.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Interest expense related to the amortization of the debt discount			640,555
Long-Term Notes | Conversion derivative
COMMITMENTS AND CONTINGENCIES
Derivative liability		$ 776,919	776,919
Chardan Note
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 4,150,000					$ 5,209,764
Interest rate (in percent)	13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)	85.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)	85.00%
Accrued interest expense			212,803
Interest expense related to the amortization of the debt discount			$ 37,920
Chardan Note | Conversion derivative
COMMITMENTS AND CONTINGENCIES
Derivative liability	$ 404,483